Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 32,000,000
Unrecognized tax benefits, interest on income taxes accrued		8,000,000
Decrease of unrecognized tax benefit	174,000,000
Tax benefits from IRS settlements	9,000,000
Aggregate amount of federal and California capital loss carryforwards	17,000,000	24,000,000
Capital loss carryforwards, expiration amount	16,000,000
Capital loss carryforwards	1,800,000,000
Tax credit carryforward, amount	10,000,000
Tax credit carryforward, expiration dates	2029 and 2031
Loss carryforwards, charitable contribution	82,000,000
Net operating loss expiration year	2013 and 2016
Tax benefit from employee stock plans	16,000,000
Pacific Gas And Electric Company [Member]
Unrecognized tax benefits, income tax penalties and interest expense	3,000,000	3,000,000	19,000,000
Unrecognized tax benefits, interest on income taxes accrued	3,000,000
Utility [Member]
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	29,000,000
Unrecognized tax benefits, income tax penalties and interest expense	2,000,000	3,000,000	14,000,000
Unrecognized tax benefits, interest on income taxes accrued	$ 4,000,000